Average Annual Total Returns			12 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended	126 Months Ended	196 Months Ended
		Aug. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025	Dec. 31, 2025 [5]	Dec. 31, 2025 [2]
Morningstar® US Market IndexSM (TR) (Inception Dated 01.09.2009)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Morningstar® US Market IndexSM (TR) (reflects no deduction for fees, expenses or taxes) (2)
Average Annual Return, Percent	[1]		17.35%	13.29%		14.40%		10.91%
Morningstar® US Large-Mid Value IndexSM (TR) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar® US Large-Mid Value Market IndexSM (TR) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.67%	13.01%	10.39%	11.25%		8.10%
Morningstar® US Market IndexSM (TR) (Inception Dated 30.06.2015)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar® US Market Index SM (TR) (reflects no deduction for fees, expenses or taxes) (2)
Average Annual Return, Percent	[4]		17.35%	13.29%		14.40%	13.24%
Morningstar® US Small Cap IndexSM (TR) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar® US Small Cap Market IndexSM (TR) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			12.20%	7.29%		9.74%	8.15%
Morningstar® US Market IndexSM (TR) (Inception Dated 03.02.2017)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Morningstar® US Market IndexSM (TR) (reflects no deduction for fees, expenses or taxes)(2)
Average Annual Return, Percent	[6]		17.35%	13.29%	14.52%
Applied Finance Dividend Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class shares
Average Annual Return, Percent			10.33%	9.82%		10.66%		8.27%
Applied Finance Dividend Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After-Taxes on Distributions
Average Annual Return, Percent			9.44%	6.36%		7.55%		6.37%
Applied Finance Dividend Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.12%	6.79%		7.68%		6.29%
Applied Finance Dividend Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class shares
Average Annual Return, Percent			10.58%	10.09%		10.93%		11.75%
Performance Inception Date		Sep. 01, 2009
Applied Finance Explorer Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares
Average Annual Return, Percent			9.21%	12.75%		12.54%	10.61%
Applied Finance Explorer Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After-Taxes on Distributions
Average Annual Return, Percent			7.89%	11.96%		11.70%	9.83%
Applied Finance Explorer Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.47%	9.84%		10.04%	8.40%
Applied Finance Explorer Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Shares
Average Annual Return, Percent			8.94%	12.52%		12.27%	10.52%
Performance Inception Date		Jun. 30, 2015
Applied Finance Select Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Shares
Average Annual Return, Percent			13.10%	10.41%	12.05%
Applied Finance Select Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After-Taxes on Distributions
Average Annual Return, Percent			11.45%	9.48%	11.26%
Applied Finance Select Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.76%	7.86%	9.57%
Applied Finance Select Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares
Average Annual Return, Percent			13.36%	10.67%	12.29%
Performance Inception Date		Feb. 03, 2017

[1]	In connection with adopted SEC regulations applicable to the Fund, the Morningstar® US Market IndexSM (TR) is the Fund’s broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Large-Mid Value Market IndexSM (TR), the Fund’s previous broad-based securities market index.
[2]	Investor Class shares commenced operations on June 2, 2006 and Institutional Class shares commenced operations on September 1, 2009.
[3]	Investor Class shares commenced operations on February 1, 2017 and Institutional Class shares commenced operations on February 3, 2017.
[4]	In connection with adopted SEC regulations applicable to the Fund, the Morningstar® US Market Index SM (TR) is the Fund’s broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Small Cap Market IndexSM (TR), the Fund’s previous broad-based securities market index.
[5]	Institutional Class shares commenced operations on June 11, 2015 and Investor Class shares commenced operations on June 30, 2015.
[6]	In connection with adopted SEC regulations applicable to the Fund, the Morningstar® US Market IndexSM (TR) is the Fund’s broad-based securities market index. The Fund will continue to show performance for the Morningstar® US Large-Mid Value Market IndexSM (TR), the Fund’s previous broad-based securities market index.